Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Allowance for loan losses	$ 5,005	$ 4,851
Deferred compensation	1,617	1,386
Intangible assets	224
Pension costs	232	198
Other	99	122
Deferred tax asset	7,177	6,557
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(95)	(351)
Discount accretion on securities	(59)	(63)
Purchase accounting adjustments	(1,340)	(1,189)
FHLB stock dividends	(1,705)	(1,687)
Unrealized gain on securities available for sale	(1,831)	(1,922)
Other	(200)	(196)
Deferred tax liability	(5,230)	(5,408)
Net deferred tax asset	$ 1,947	$ 1,149